PROPERTY AND EQUIPMENT NET (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Less: accumulated depreciation	$ (9,868,553)	$ (311,985)
Property and equipment, net	10,194,930	35,384
Electronic equipment [Member]
Total property and equipment	91,288	98,937
Office Equipment And Furniture [Member]
Total property and equipment	9,625,248	9,581
Transportation vehicles [Member]
Total property and equipment	252,936	238,851
Property
Total property and equipment	9,118,253	0
Subtotal
Total property and equipment	19,087,725	347,369
Construction in progress
Total property and equipment	$ 975,758	$ 0